Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) $ in Thousands, $ in Thousands	2 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 TWD ($)
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue				$ 75,221
Net Profit (loss)				$ (4,593)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue			$ 225,017
Net Profit (loss)			$ (508)
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 1,071,423	$ 34,991
Net Profit (loss)	$ 46,075	$ 1,505